Accumulated Other Comprehensive Loss (Tables)	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Loss
As at September 30, 2020 and December 31, 2019, the Company’s accumulated other comprehensive loss consisted of the following components:

	September 30,	December 31,
	2020	2019
	$	$
Unrealized loss on qualifying cash flow hedging instruments	(47,457)	(19,408)
Pension adjustments, net of tax recoveries	(4,376)	(4,329)
	(51,833)	(23,737)

Schedule of Accumulated Other Comprehensive Loss
As at September 30, 2020 and December 31, 2019, the Company’s accumulated other comprehensive loss consisted of the following components:

	September 30,	December 31,
	2020	2019
	$	$
Unrealized loss on qualifying cash flow hedging instruments	(47,457)	(19,408)
Pension adjustments, net of tax recoveries	(4,376)	(4,329)
	(51,833)	(23,737)